COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS
Rental expenses under operating leases	$ 35,710	$ 17,374	$ 13,527
Future minimum lease payments under operating leases
2013	29,389
2014	10,144
2015	8,296
2016	760
Total	48,589
Capital commitments
Capital commitments for purchase of office property and equipment	$ 17,370